Selling Expenses - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Selling Expenses [Abstract]
Lease incentives	€ 0	€ 635	€ 1,515